Plant and Equipment, Goodwill and Other Assets (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended		12 Months Ended
	Dec. 31, 2010	Dec. 31, 2011	Dec. 31, 2011 DPS [Member]	Dec. 31, 2011 V&M [Member]	Dec. 31, 2011 Process and Compression Systems (PCS) [Member]	Dec. 31, 2011 Total [Member]	Dec. 31, 2011 Land and land improvements [Member]	Dec. 31, 2010 Land and land improvements [Member]	Dec. 31, 2011 Buildings [Member]	Dec. 31, 2010 Buildings [Member]	Dec. 31, 2011 Machinery, equipment and tooling [Member]	Dec. 31, 2010 Machinery, equipment and tooling [Member]	Dec. 31, 2011 Tooling, dies, patterns, etc. [Member]	Dec. 31, 2010 Tooling, dies, patterns, etc. [Member]	Dec. 31, 2011 Office furniture & equipment [Member]	Dec. 31, 2010 Office furniture & equipment [Member]	Dec. 31, 2011 Capitalized software [Member]	Dec. 31, 2010 Capitalized software [Member]	Dec. 31, 2011 Assets under capital leases [Member]	Dec. 31, 2010 Assets under capital leases [Member]	Dec. 31, 2011 Construction in progress [Member]	Dec. 31, 2010 Construction in progress [Member]	Dec. 31, 2011 All other [Member]	Dec. 31, 2010 All other [Member]
Property, Plant and Equipment [Line Items]
Gross plant and equipment	$ 2,285.9	$ 2,688.0					$ 80.3	$ 73.8	$ 561.5	$ 493.4	$ 1,208.0	$ 1,040.9	$ 189.6	$ 148.3	$ 156.9	$ 140.0	$ 220.1	$ 156.1	$ 54.3	$ 46.2	$ 183.4	$ 145.0	$ 33.9	$ 42.2
Accumulated depreciation	(1,038.1)	(1,187.9)
Total plant and equipment, net	1,247.8	1,500.1
Goodwill [Roll Forward]
Balance at December 31, 2010		1,615.3	306.4	322.8	846.6	1,475.8
Current year acquisitions			134.2	0	8.2	142.4
Translation and other			(2.9)	(2.4)	2.4	(2.9)
Balance at December 31, 2011	1,475.8	1,615.3	437.7	320.4	857.2	1,615.3
Other assets, noncurrent [Abstract]
Deferred income taxes	41.2	56.3
Other intangibles, gross [Abstract]
Customer lists	118.0	144.0
Patents and technology	102.3	123.0
Trademarks	53.2	64.2
Noncompete agreements, engineering drawings and other	82.6	103.6
Accumulated amortization	(100.1)	(125.6)
Other	51.4	52.2
Total other assets	348.6	417.7
Amortization expense expected for capitalized software and other amortizable intangibles to be recorded in 2012	35.2
Amortization expense expected for capitalized software and other amortizable intangibles to be recorded in 2013	31.8
Amortization expense expected for capitalized software and other amortizable intangibles to be recorded in 2014	28.4
Amortization expense expected for capitalized software and other amortizable intangibles to be recorded in 2015	21.2
Amortization expense expected for capitalized software and other amortizable intangibles to be recorded in 2016	$ 21.1